Combined Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Revenues
Affiliate		$ 715		$ 615		$ 497
Third-party		505		497		103
Total Revenues		1,220		1,112		600
Costs and Expenses
Cost of Natural Gas Purchases		2		0		0
Operating expenses		469		468		324
Imbalance settlement gains, net and reimbursements		(27)		(40)		(43)
General and administrative expenses		95		103		74
Depreciation and amortization expenses		190		187		85
Loss (gain) on asset disposals and impairments		4		1		(4)
Operating Income		487		393		164
Interest and financing costs, net		(191)		(150)		(109)
Equity in earnings of equity method investments		13		7		1
Other Income, net		6		0		0
Earnings Before Income Taxes		315		250		56
Income tax expense		0		1		0
Net Earnings		315		249		56
Loss attributable to Predecessors		24		43		46
Net earnings attributable to noncontrolling interest		0		(20)		(3)
Net Earnings Attributable To Partners		339		272		99
General partner's interest in net earnings, including incentive distribution rights		(152)		(73)		(43)
Limited partners’ interest in net earnings		$ 187		$ 199		$ 56
Net earnings per limited partner unit:
Common - basic (dollars per unit)		$ 1.87	[1]	$ 2.33	[1]	$ 0.96
Common - diluted (dollars per unit)		1.87	[1]	2.33	[1]	0.96
Subordinated - basic and diluted (dollars per unit)		$ 0.00		$ 0.00		$ 0.62
Weighted average limited partner units outstanding:
Common units - basic (units)		98.2		84.7		54.2
Common units - diluted (units)		98.2		84.8		54.2
Subordinated units - basic and diluted (units)	[2]	0.0		0.0		5.6
Cash distributions paid per unit		$ 3.3070		$ 2.8350		$ 2.4125

[1]	The sum of four quarters may not equal annual results due to rounding or the quarterly number of units outstanding.
[2]	On May 16, 2014, the subordinated units were converted into common units on a one-for-one basis and thereafter participate on terms equal with all other common units in distributions of available cash. Distributions and the Partnership’s net earnings were allocated to the subordinated units through May 15, 2014.